UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-00558

THE HARTFORD MUTUAL FUNDS II, INC.

(Exact name of registrant as specified in charter)

P. O. Box 2999, Hartford, Connecticut 06104-2999

(Address of Principal Executive Offices)

Edward P. Macdonald, Esquire

Life Law Unit

The Hartford Financial Services Group, Inc.

200 Hopmeadow Street

Simsbury, Connecticut 06089

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (860) 843-9934

Date of fiscal year end: October 31st

Date of reporting period: January 31, 2013

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

TABLE OF CONTENTS

Item 1. Schedule of Investments

Item 2. Controls and Procedures

Item 3. Exhibits

SIGNATURES

EXHIBIT LIST

Certifications

Item 1. Schedule of Investments.

The Hartford Growth Fund

Schedule of Investments

January 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.4%
	Automobiles and Components - 1.2%
151	Harley-Davidson, Inc.	$7,911

	Capital Goods - 5.0%
200	AMETEK, Inc.	8,202
55	Cummins, Inc.	6,320
128	Eaton Corp. plc	7,304
49	Rockwell Automation, Inc.	4,353
112	Safran S.A. ADR ●	5,136
		31,315
	Commercial and Professional Services - 1.0%
61	IHS, Inc. ●	6,256

	Consumer Durables and Apparel - 3.9%
294	D.R. Horton, Inc.	6,946
106	Lennar Corp.	4,407
91	Michael Kors Holdings Ltd. ●	5,117
57	PVH Corp.	6,722
10	Ralph Lauren Corp.	1,622
		24,814
	Consumer Services - 3.9%
4	Chipotle Mexican Grill, Inc. ●	1,243
263	Dunkin' Brands Group, Inc.	9,605
126	Starwood Hotels & Resorts, Inc.	7,749
91	Yum! Brands, Inc.	5,925
		24,522
	Diversified Financials - 2.5%
102	American Express Co.	5,995
14	BlackRock, Inc.	3,263
142	JP Morgan Chase & Co.	6,668
		15,926
	Energy - 3.6%
79	Anadarko Petroleum Corp.	6,338
69	Cameron International Corp. ●	4,396
183	Cobalt International Energy, Inc. ●	4,436
60	National Oilwell Varco, Inc.	4,459
38	Schlumberger Ltd.	2,976
		22,605
	Food and Staples Retailing - 1.2%
150	CVS Caremark Corp.	7,686

	Food, Beverage and Tobacco - 6.9%
420	Green Mountain Coffee Roasters, Inc. ●	19,136
144	Lorillard, Inc.	5,608
17	Mead Johnson Nutrition Co.	1,256
162	PepsiCo, Inc.	11,826
222	Pernod-Ricard S.A.	5,575
		43,401
	Health Care Equipment and Services - 4.1%
113	Covidien plc	7,061
100	Edwards Lifesciences Corp. ●	9,019
421	Hologic, Inc. ●	10,045
		26,125
	Materials - 2.0%
122	Monsanto Co.	12,346

	Media - 7.7%
248	Comcast Corp. Class A	9,435
376	News Corp. Class A	10,434
3,049	Sirius XM Radio, Inc. w/ Rights	9,572
168	Time Warner, Inc.	8,467
202	Walt Disney Co.	10,898
		48,806
	Pharmaceuticals, Biotechnology and Life Sciences - 6.2%
164	Agilent Technologies, Inc.	7,362
54	Biogen Idec, Inc. ●	8,389
349	Gilead Sciences, Inc. ●	13,777
130	Merck & Co., Inc.	5,636
22	Regeneron Pharmaceuticals, Inc. ●	3,772
		38,936
	Real Estate - 0.3%
25	American Tower Corp. REIT	1,932

	Retailing - 12.1%
130	Abercrombie & Fitch Co. Class A	6,517
53	Amazon.com, Inc. ●	14,054
29	AutoZone, Inc. ●	10,884
123	Dollar General Corp. ●	5,671
149	Family Dollar Stores, Inc.	8,460
86	Home Depot, Inc.	5,786
412	Lowe's Co., Inc.	15,716
14	Priceline.com, Inc. ●	9,302
		76,390
	Semiconductors and Semiconductor Equipment - 2.1%
291	Altera Corp.	9,725
106	Broadcom Corp. Class A	3,434
		13,159
	Software and Services - 23.1%
56	Alliance Data Systems Corp. ●	8,901
123	BMC Software, Inc. ●	5,109
95	Citrix Systems, Inc. ●	6,946
113	Cognizant Technology Solutions Corp. ●	8,843
268	eBay, Inc. ●	14,970
347	Facebook, Inc. ●	10,754
25	Google, Inc. ●	18,960
53	IBM Corp.	10,696
28	LinkedIn Corp. Class A ●	3,432
20	Mastercard, Inc.	10,493
505	Oracle Corp.	17,929
42	Salesforce.com, Inc. ●	7,222
183	ServiceNow, Inc. ●	5,067
164	Splunk, Inc. ●	5,401
90	Tibco Software, Inc. ●	2,104
57	Visa, Inc.	9,070
		145,897
	Technology Hardware and Equipment - 8.9%
288	Acme Packet, Inc. ●	6,955
65	Apple, Inc.	29,422
49	EMC Corp. ●	1,217
371	Juniper Networks, Inc. ●	8,296
132	NetApp, Inc. ●	4,742
79	Qualcomm, Inc.	5,233
		55,865
	Transportation - 2.7%
98	J.B. Hunt Transport Services, Inc.	6,611
59	Kansas City Southern	5,461

1

The Hartford Growth Fund

Schedule of Investments ― (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.4% - (continued)
	Transportation - 2.7% - (continued)
71	Norfolk Southern Corp.	$4,900
		16,972
	Total common stocks
	(cost $516,774)	$620,864

	Total long-term investments (cost $516,774)	$620,864

SHORT-TERM INVESTMENTS - 1.3%
Repurchase Agreements - 1.3%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $1,181, collateralized by FHLMC 4.50%, 2039, FNMA 2.40% - 4.00%, 2041 - 2043, value of $1,204)
$1,181	0.16%, 01/31/2013		$1,181
Bank of Montreal TriParty Repurchase
Agreement (maturing on 02/01/2013 in the
amount of $879, collateralized by FHLMC
2.50% - 5.50%, 2019 - 2042, FNMA 0.76%
- 6.11%, 2016 - 2037, GNMA 3.50%, 2042,
	value of $896)
879	0.16%, 01/31/2013		879
	Barclays Capital TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $528, collateralized by U.S. Treasury Note 0.25%, 2015, value of $538)
528	0.13%, 01/31/2013		528
	Citigroup Global Markets, Inc. TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $1,178, collateralized by U.S. Treasury Note 0.75% - 4.25%, 2013 - 2016, value of $1,201)
1,178	0.13%, 01/31/2013		1,178
	Deutsche Bank Securities TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $806, collateralized by FNMA 3.00% - 3.50%, 2032 - 2043, value of $822)
806	0.17%, 01/31/2013		806
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $1,970, collateralized by U.S. Treasury Note 0.25% - 3.13%, 2013 - 2022, value of $2,010)
1,970	0.13%, 01/31/2013		1,970
	TD Securities TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $1,386, collateralized by FHLMC 4.50%, 2041, FNMA 2.50% - 3.50%, 2027 - 2042, value of $1,414)
1,386	0.15%, 01/31/2013		1,386
	UBS Securities, Inc. Repurchase Agreement (maturing on 02/01/2013 in the amount of $22, collateralized by U.S. Treasury Note 0.63%, 2017, value of $23)
22	0.12%, 01/31/2013		22
	UBS Securities, Inc. TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $200, collateralized by FHLMC 3.00% - 4.00%, 2026 - 2042, FNMA 2.50% - 5.00%, 2027 - 2042, value of $204)
$200	0.15%, 01/31/2013		$200
			8,150
	Total short-term investments
	(cost $8,150)		$8,150

	Total investments
	(cost $524,924) ▲	99.7%	$629,014
	Other assets and liabilities	0.3%	1,746
	Total net assets	100.0%	$630,760

2

The Hartford Growth Fund

Schedule of Investments ― (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At January 31, 2013, the cost of securities for federal income tax purposes was $526,958 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$114,608
Unrealized Depreciation	(12,552)
Net Unrealized Appreciation	$102,056

●	Non-income producing.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REIT	Real Estate Investment Trust

Investment Valuation Hierarchy Level Summary
January 31, 2013

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$620,864	$620,864	$–	$–
Short-Term Investments	8,150	–	8,150	–
Total	$629,014	$620,864	$8,150	$–

♦	For the three-month period ended January 31, 2013, there were no transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

3

The Hartford Growth Opportunities Fund

Schedule of Investments

January 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 97.6%
	Banks - 0.7%
150	M&T Bank Corp.	$15,420

	Capital Goods - 3.2%
215	Chicago Bridge & Iron Co. N.V.	10,924
692	KBR, Inc.	21,607
409	Owens Corning, Inc. ●	17,026
253	Pall Corp.	17,292
		66,849
	Commercial and Professional Services - 2.4%
1,651	Capita plc	20,588
290	IHS, Inc. ●	29,876
		50,464
	Consumer Durables and Apparel - 4.3%
792	Hanesbrands, Inc. ●	29,671
175	PVH Corp.	20,744
7,639	Samsonite International S.A.	16,635
205	Whirlpool Corp.	23,595
		90,645
	Consumer Services - 2.6%
1,979	Burger King Worldwide, Inc.	35,129
–	Diamond Resorts LLC ⌂†	19,026
		54,155
	Diversified Financials - 5.4%
121	BlackRock, Inc.	28,543
475	Citigroup, Inc.	20,033
197	IntercontinentalExchange, Inc. ●	27,284
608	Invesco Ltd.	16,565
426	JP Morgan Chase & Co.	20,042
		112,467
	Energy - 6.6%
288	Anadarko Petroleum Corp.	23,011
143	Apache Corp.	11,978
256	Cabot Oil & Gas Corp.	13,511
1,008	Chesapeake Energy Corp.	20,334
317	Cobalt International Energy, Inc. ●	7,662
319	Ensco plc	20,248
677	Halliburton Co.	27,546
120	Pioneer Natural Resources Co.	14,058
		138,348
	Food and Staples Retailing - 2.6%
601	CVS Caremark Corp.	30,778
579	Walgreen Co.	23,133
		53,911
	Food, Beverage and Tobacco - 0.9%
560	Constellation Brands, Inc. Class A ●	18,107

	Health Care Equipment and Services - 9.3%
703	Cardinal Health, Inc.	30,795
777	Catamaran Corp. ●	40,332
343	Edwards Lifesciences Corp. ●	30,863
1,990	Hologic, Inc. ●	47,444
40	Intuitive Surgical, Inc. ●	22,694
225	McKesson Corp.	23,624
		195,752
	Insurance - 4.5%
4,714	AIA Group Ltd.	18,754
861	American International Group, Inc. ●	32,580
398	Aon plc	22,992
763	XL Group plc	21,156
		95,482
	Materials - 5.3%
430	Ball Corp.	19,142
527	Crown Holdings, Inc. ●	19,953
543	International Paper Co.	22,483
642	Methanex Corp. ADR	23,009
353	Rock Tenn Co. Class A	27,837
		112,424
	Media - 2.7%
351	AMC Networks, Inc. Class A ●	19,981
5,373	Sirius XM Radio, Inc. w/ Rights	16,873
400	Time Warner, Inc.	20,218
		57,072
	Pharmaceuticals, Biotechnology and Life Sciences - 9.3%
302	Actavis, Inc. ●	26,073
695	Agilent Technologies, Inc.	31,127
323	Auxilium Pharmaceuticals, Inc. ●	5,950
97	Biogen Idec, Inc. ●	15,102
294	Elan Corp. plc ADR ●	3,093
461	Eli Lilly & Co.	24,732
676	Forest Laboratories, Inc. ●	24,525
651	Gilead Sciences, Inc. ●	25,697
538	Merck & Co., Inc.	23,288
80	Regeneron Pharmaceuticals, Inc. ●	13,835
56	Zoetis, Inc. ●☼	1,456
		194,878
	Real Estate - 1.1%
1,324	Host Hotels & Resorts, Inc. REIT	22,228

	Retailing - 12.3%
203	Amazon.com, Inc. ●	53,838
46	CarMax, Inc. ●	1,818
621	Dick's Sporting Goods, Inc.	29,531
197	Dufry Group ●	26,836
132	Family Dollar Stores, Inc.	7,461
1,002	Lowe's Co., Inc.	38,248
41	Priceline.com, Inc. ●	28,392
498	TripAdvisor, Inc. ●	23,031
216	Ulta Salon, Cosmetics & Fragrances, Inc.	21,155
650	Urban Outfitters, Inc. ●	27,833
		258,143
	Semiconductors and Semiconductor Equipment - 0.1%
95	NXP Semiconductors N.V. ●	2,861

	Software and Services - 16.3%
611	Akamai Technologies, Inc. ●‡	24,892
544	Autodesk, Inc. ●	21,166
2,435	Cadence Design Systems, Inc. ●	33,925
320	eBay, Inc. ●	17,893
100	Equinix, Inc. ●	21,563
502	Facebook, Inc. ●	15,552
56	Google, Inc. ●	42,508
483	IAC/InterActiveCorp.	19,941
336	LinkedIn Corp. Class A ●	41,565
192	Salesforce.com, Inc. ●	33,004

1

The Hartford Growth Opportunities Fund

Schedule of Investments ― (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 97.6% - (continued)
	Software and Services - 16.3% - (continued)
959	ServiceNow, Inc. ●		$26,574
327	Splunk, Inc. ●		10,784
235	Teradata Corp. ●		15,693
746	Tibco Software, Inc. ●		17,498
			342,558
	Technology Hardware and Equipment - 7.0%
109	Apple, Inc.		49,751
1,941	Cisco Systems, Inc.		39,923
1,034	EMC Corp. ●		25,435
1,099	Juniper Networks, Inc. ●		24,596
133	Palo Alto Networks, Inc. ●		7,370
			147,075
	Transportation - 1.0%
205	FedEx Corp.		20,757

	Total common stocks
	(cost $1,749,673)		$2,049,596

	Total long-term investments
	(cost $1,749,673)		$2,049,596

SHORT-TERM INVESTMENTS - 1.0%
Repurchase Agreements - 1.0%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $3,014, collateralized by FHLMC 4.50%, 2039, FNMA 2.40% - 4.00%, 2041 - 2043, value of $3,074)
$3,014	0.16%, 01/31/2013		$3,014
Bank of Montreal TriParty Repurchase
Agreement (maturing on 02/01/2013 in the
amount of $2,243, collateralized by
FHLMC 2.50% - 5.50%, 2019 - 2042,
FNMA 0.76% - 6.11%, 2016 - 2037,
	GNMA 3.50%, 2042, value of $2,288)
2,243	0.16%, 01/31/2013		2,243
	Barclays Capital TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $1,347, collateralized by U.S. Treasury Note 0.25%, 2015, value of $1,374)
1,347	0.13%, 01/31/2013		1,347
	Citigroup Global Markets, Inc. TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $3,007, collateralized by U.S. Treasury Note 0.75% - 4.25%, 2013 - 2016, value of $3,067)
3,007	0.13%, 01/31/2013		3,007
	Deutsche Bank Securities TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $2,058, collateralized by FNMA 3.00% - 3.50%, 2032 - 2043, value of $2,099)
2,058	0.17%, 01/31/2013		2,058
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $5,029, collateralized by U.S. Treasury Note 0.25% - 3.13%, 2013 - 2022, value of $5,130)
5,029	0.13%, 01/31/2013		5,029
	TD Securities TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $3,538, collateralized by FHLMC 4.50%, 2041, FNMA 2.50% - 3.50%, 2027 - 2042, value of $3,609)
3,538	0.15%, 01/31/2013		3,538
	UBS Securities, Inc. Repurchase Agreement (maturing on 02/01/2013 in the amount of $57, collateralized by U.S. Treasury Note 0.63%, 2017, value of $59)
57	0.12%, 01/31/2013		57
	UBS Securities, Inc. TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $511, collateralized by FHLMC 3.00% - 4.00%, 2026 - 2042, FNMA 2.50% - 5.00%, 2027 - 2042, value of $521)
511	0.15%, 01/31/2013		511
			20,804
	Total short-term investments
	(cost $20,804)		$20,804

	Total investments
	(cost $1,770,477) ▲	98.6%	$2,070,400
	Other assets and liabilities	1.4%	28,417
	Total net assets	100.0%	$2,098,817

2

The Hartford Growth Opportunities Fund

Schedule of Investments ― (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At January 31, 2013, the cost of securities for federal income tax purposes was $1,769,051 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$319,774
Unrealized Depreciation	(18,425)
Net Unrealized Appreciation	$301,349

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company's Board of Directors. At January 31, 2013, the aggregate value of these securities was $19,026, which represents 0.9% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Non-income producing.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $1,456 at January 31, 2013.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
07/2011	–	Diamond Resorts LLC	$17,340

At January 31, 2013, the aggregate value of these securities was $19,026, which represents 0.9% of total net assets.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REIT	Real Estate Investment Trust

3

The Hartford Growth Opportunities Fund

Schedule of Investments ― (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Investment Valuation Hierarchy Level Summary
January 31, 2013

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$2,049,596	$1,947,757	$82,813	$19,026
Short-Term Investments	20,804	–	20,804	–
Total	$2,070,400	$1,947,757	$103,617	$19,026

♦	For the three-month period ended January 31, 2013, there were no transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2012	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of January 31, 2013
Assets:
Common Stocks	$19,819	$(26,987)	$26,194	*	$—	$—	$—	$—	$—	$19,026
Total	$19,819	$(26,987)	$26,194		$—	$—	$—	$—	$—	$19,026

*	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at January 31, 2013 was $(794).

4

The Hartford Municipal Real Return Fund
Schedule of Investments
January 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
MUNICIPAL BONDS - 94.1%
	Alabama - 1.9%
	Alabama State 21st Century Auth TOB Settlement Rev
$1,100	4.00%, 06/01/2016	$1,204
1,500	5.00%, 06/01/2017	1,729
	Mobile, AL, Industrial Development Board Pollution Obligor: Alabama Power Co
1,815	1.65%, 06/01/2034	1,836
		4,769
	Alaska - 0.5%
	Alaska Municipal Bond Bank Auth GO
375	5.75%, 09/01/2033	443
	Anchorage, AK, GO
610	5.25%, 08/01/2028	705
		1,148
	Arizona - 1.2%
	Arizona State Health Fac Auth Hospital System Rev
1,000	5.00%, 02/01/2020	1,162
	Estrella Mountain Ranch, AZ, Community Fac Dist GO
265	6.20%, 07/15/2032	271
	Sundance, AZ, Community Fac Dist
292	7.13%, 07/01/2027 ■	293
	Vistancia, AZ, Community Fac Dist GO
200	6.75%, 07/15/2022	200
	Yavapai County, AZ, IDA Hospital Facility
1,000	4.00%, 10/01/2014	1,053
		2,979
	California - 13.6%
	California State Communities DA Rev
570	0.99%, 04/01/2036 Δ	450
3,500	5.00%, 10/01/2022 - 11/01/2029	3,983
	California State Dept Water Resources Supply Rev
500	5.00%, 05/01/2022	594
	California State GO
1,000	5.00%, 10/01/2019	1,234
3,515	6.50%, 04/01/2033 ╦	4,406
	California State Health Fac FA Rev
1,110	5.88%, 08/15/2031	1,322
	California State Pollution Control FA
2,250	1.88%, 04/01/2025	2,255
	California State Public Works Board Lease Rev
1,500	5.25%, 10/01/2022	1,838
	California State Public Works Board, State University Trustees
170	6.13%, 04/01/2029	205
	California Statewide Community DA, Windrush School
250	0.00%, 07/01/2037 ●	—
	Chula Vista, CA, Industrial Development Rev
2,000	1.65%, 07/01/2018	2,035
	El Dorado, CA, Irrigation Dist
300	5.38%, 08/01/2024	348
	Golden State Tobacco Securitization Agency
425	5.00%, 06/01/2017	481
	Huntington Park, CA, Public FA Rev
400	5.25%, 09/01/2019	424
	Los Angeles, CA, Airport Rev
1,100	5.00%, 01/01/2020	1,296
	Los Angeles, CA, Wastewater System Rev
2,000	5.00%, 06/01/2022	2,439
	Oakland, CA, Airport Rev
1,000	5.00%, 05/01/2026	1,128
	Palm Springs, CA, Community Redev Agency
535	5.50%, 09/01/2023	543
	San Bernardino, CA, Community College Dist GO
500	6.38%, 08/01/2026	623
	San Diego, CA, Redev Agency, Centre City Sub Pkg
200	5.25%, 09/01/2026	200
	San Francisco City & County, CA, Redev FA
1,120	6.50%, 08/01/2032	1,309
	Santa Cruz County, CA, Redev Agency
665	6.63%, 09/01/2029	776
	Southern California State Public Power Auth
500	5.00%, 07/01/2023	582
	Temecula, CA, Redev Agency Tax Allocation Rev
240	5.63%, 12/15/2038	243
	Torrance, CA, USD GO
1,500	5.50%, 08/01/2025	1,791
	Tuolumne, CA, Wind Proj Auth Rev
1,000	5.88%, 01/01/2029	1,182
	Ventura County, CA, Certificates of Participation
1,250	5.63%, 08/15/2027	1,454
	Washington Township, CA, Health Care Dist Rev
1,000	6.00%, 07/01/2029	1,165
		34,306
	Colorado - 1.2%
	Colorado State Housing & FA
1,500	5.00%, 05/15/2014	1,590
	Denver, CO, City & County Airport Rev
600	5.00%, 11/15/2015	657
	University of Colorado Enterprise Rev
600	5.75%, 06/01/2028	738
		2,985
	Connecticut - 0.8%
	Bridgeport, CT, GO
610	4.00%, 08/15/2014	642
	Connecticut State DA Pollution Control Rev
1,490	1.55%, 05/01/2031	1,498
		2,140
	Delaware - 0.6%
	Delaware State Transportation Auth
1,180	5.00%, 07/01/2025	1,398

	District of Columbia - 1.8%
	District of Columbia University Rev
3,000	5.25%, 04/01/2034	3,359
	Metropolitan Washington, DC, Airport Auth System Rev
1,035	5.00%, 10/01/2022	1,237
		4,596

1

The Hartford Municipal Real Return Fund
Schedule of Investments – (continued)
January 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
MUNICIPAL BONDS - 94.1% - (continued)
	Florida - 7.8%
	Broward County, FL, Airport System Rev
$2,935	5.00%, 10/01/2014 - 10/01/2021	$3,334
	Colonial Country Club Community Development Dist, Capital Improvement Rev
440	6.40%, 05/01/2033	450
	Greater Orlando, FL, Aviation Auth
2,500	5.00%, 10/01/2021 - 10/01/2024	2,921
	Jacksonville, FL, Econ Development Commission Obligor: Florida Proton Therapy Institute, Inc
2,000	6.25%, 09/01/2027	2,204
	Jacksonville, FL, Sales Tax Rev
640	5.00%, 10/01/2018	755
	JEA, FL, St Johns River Power Park System Rev
815	5.00%, 10/01/2016	939
	Miami Beach, FL, Health Fac Auth
190	5.00%, 11/15/2020	216
	Miami-Dade County, FL, Aviation Rev
900	4.00%, 10/01/2017	990
1,000	5.00%, 10/01/2018	1,172
	Miami-Dade County, FL, Educational Fac Auth
2,000	5.75%, 04/01/2028	2,216
	Palm Beach County, FL, School Board
955	5.00%, 08/01/2025	1,126
	River Bend Community Development Dist, Capital Improvement Rev
880	0.00%, 11/01/2015 ●	203
	Tampa Bay, FL, Regional Water Supply Auth
2,000	5.00%, 10/01/2019	2,473
	Village, FL Community Development Dist #5
760	6.50%, 05/01/2033	771
		19,770
	Georgia - 4.4%
	Atlanta, GA, Airport Passenger Fac Charge Rev
2,000	5.00%, 01/01/2023	2,337
	Atlanta, GA, Water & Wastewater Rev
1,500	6.00%, 11/01/2022	1,910
	Burke County, GA, DA
2,000	1.25%, 01/01/2052	2,018
	Floyd County, GA, DA
2,000	0.85%, 07/01/2022 Δ	1,999
	Fulton County, GA, School Dist GO
1,105	5.38%, 01/01/2018	1,335
	Fulton County, GA, Water & Sewer Rev FGIC Part (Prerefunded with State & Local Gov't Securities)
410	6.38%, 01/01/2014	433
	Georgia Municipal Electric Auth, Power Rev (Prerefunded with US Gov't Securities)
55	6.50%, 01/01/2017	61
	Georgia State Municipal Elec Auth
945	6.50%, 01/01/2017	1,055
		11,148
	Hawaii - 0.2%
	Hawaii State Harbor System Rev
500	5.38%, 01/01/2020	523

	Idaho - 0.7%
	Idaho State Bond Bank Auth Rev
1,470	5.63%, 09/15/2026	1,775

	Illinois - 6.4%
	Chicago, IL, O'Hare International Airport Rev
1,350	5.00%, 01/01/2014 - 01/01/2023	1,500
1,000	5.25%, 01/01/2027	1,028
	Hampshire, IL, Special Service Area #13, Tuscany Woods Proj
1,725	0.00%, 03/01/2037 ●	776
	Huntley, IL, Special Service #9
1,500	5.10%, 03/01/2028	1,685
	Illinois State FA Rev
1,440	4.00%, 06/01/2047	1,440
1,000	5.00%, 11/15/2042	1,096
	Illinois State GO
1,000	1.50%, 06/15/2021	1,000
1,000	5.00%, 01/01/2022	1,120
2,000	5.25%, 01/01/2021	2,355
	Railsplitter, IL, Tobacco Settlement Auth
1,000	5.50%, 06/01/2023	1,196
	Round Lake, IL, Special Tax Rev (Prerefunded with State & Local Gov't Securities)
473	6.70%, 03/01/2033	485
	Springfield, IL, Water Rev
500	5.25%, 03/01/2026	586
	Wauconda, IL, Special Service Area #1 Special Tax Liberty Lakes Proj
949	6.63%, 03/01/2033	961
	Yorkville, IL, United City Special Service Area Tax Raintree Village Proj
899	6.88%, 03/01/2033	918
		16,146
	Indiana - 2.6%
	Indiana State FA Hospital Rev
2,000	6.75%, 03/01/2035	2,115
	Indiana State Housing & Community DA
1,555	4.55%, 07/01/2027	1,636
	University of Southern Indiana
1,070	5.00%, 10/01/2022 - 10/01/2023	1,234
	Whiting, IN, Environmental Fac Rev
1,570	2.80%, 06/01/2044	1,611
		6,596
	Kentucky - 1.0%
	Louisville & Jefferson County, KY
1,220	1.65%, 10/01/2033 Δ	1,234
	Louisville & Jefferson County, KY Metropolitan Government Rev
1,085	5.00%, 12/01/2023	1,285
		2,519
	Louisiana - 1.8%
	Louisiana State Citizens Property PSFG Corp
1,475	5.00%, 06/01/2016	1,657

2

The Hartford Municipal Real Return Fund
Schedule of Investments – (continued)
January 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
MUNICIPAL BONDS - 94.1% - (continued)
	Louisiana - 1.8% - (continued)
	Louisiana State Office Fac Corp Lease Rev
$2,500	5.00%, 11/01/2021	$3,012
		4,669
	Massachusetts - 1.0%
	Massachusetts State Development Fin Agency Rev
1,000	2.25%, 12/01/2041	1,031
200	5.00%, 07/01/2014	211
	Massachusetts State PA
1,260	4.00%, 07/01/2014	1,319
		2,561
	Michigan - 2.0%
	Detroit, MI, Water Supply System Ref Rev
1,750	6.50%, 07/01/2015	1,906
	Grand Valley, MI, State University Rev
1,500	5.50%, 12/01/2027	1,730
	Michigan Hospital FA, Rev Ref Henry Ford Health System (Prerefunded with State & Local Gov't Securities)
500	5.63%, 03/01/2017	502
	Wayne County, MI, Airport Auth Rev
800	5.00%, 12/01/2015	891
		5,029
	Minnesota - 2.1%
	Rochester, MN, Healthcare Fac Rev Obligor: Mayo Clinic
1,500	4.00%, 11/15/2038	1,725
	Rosemount, MN, ISD GO
1,950	5.70%, 04/01/2015 ○	1,864
	St Paul, MN, PA Lease Rev
500	5.00%, 12/01/2019	502
	University of Minnesota (Prerefunded with State & Local Gov't Securities)
1,000	5.75%, 07/01/2018	1,235
		5,326
	Missouri - 0.4%
	Branson Hills, MO, Infrastructure Fac
650	5.50%, 04/01/2027	497
	Stone Canyon, MO, Community Improvement Dist Rev
1,000	0.00%, 04/01/2027 ⌂●	520
		1,017
	Nebraska - 0.9%
	Central Plains, NE, Energy Proj Gas Rev
1,000	5.00%, 09/01/2015	1,092
	Washington County NE Wastewater Solid Waste Disposal Facilities Rev
1,240	1.38%, 09/01/2030	1,239
		2,331
	Nevada - 1.8%
	Clark County, NV, School Dist GO
1,000	5.00%, 06/15/2020	1,094
	Nevada State GO
2,870	5.00%, 08/01/2019	3,521
		4,615
	New Jersey - 1.4%
	New Jersey State Econ DA
1,000	4.88%, 09/15/2019	1,027
	New Jersey State Econ DA Lease Rev
1,000	5.00%, 09/01/2021	1,203
	South Jersey, NJ, Port Corp
1,200	4.00%, 01/01/2015	1,266
		3,496
	New Mexico - 0.1%
	Cabezon, NM, Public Improvement Dist
365	5.20%, 09/01/2015	372

	New York - 8.5%
	Erie County, NY, Industrial DA School Fac Rev
2,000	5.00%, 05/01/2018	2,378
	Metropolitan Transportation Auth, NY, Rev
3,000	5.25%, 11/15/2023	3,608
	New York City, NY, Industrial Development Agency
170	5.00%, 07/01/2013	172
	New York City, NY, Transitional FA Rev
1,000	5.00%, 11/01/2022	1,241
	New York State Dormitory Auth, Upstate Community College
250	5.25%, 07/01/2021	262
	New York State Dormitory Auth Rev
1,000	5.00%, 03/15/2022	1,225
	New York State Dormitory Auth Rev Obligor: Mount Saint Mary College
400	5.00%, 07/01/2027	408
	New York State Dormitory Auth Rev Obligor: Teacher's College
2,000	5.38%, 03/01/2029	2,257
	New York State Thruway Auth
3,000	5.00%, 01/01/2016 - 04/01/2021	3,635
	New York, NY, GO
1,000	6.25%, 10/15/2028	1,235
	New York, NY, GO (Prerefunded with US Gov't Securities)
45	5.75%, 03/01/2019	45
	Newburth, NY, GO
1,255	5.00%, 06/15/2017 - 06/15/2018	1,353
	Ulster County, NY, IDA Kingston Regional Senior Living Proj
4,475	6.00%, 09/15/2027	3,033
	Westchester County, NY, IDA Continuing Care Retirement, Kendal on Hudson Proj
500	6.38%, 01/01/2024	501
		21,353
	North Carolina - 0.8%
	Mecklenburg County, NC, Certificate of Participation School Improvements
795	5.00%, 02/01/2024	923
	North Carolina State Medical Care Commission
1,000	5.00%, 11/01/2013	1,033
		1,956
	North Dakota - 0.9%
	North Dakota State FA
1,750	5.00%, 10/01/2022	2,167

3

The Hartford Municipal Real Return Fund
Schedule of Investments – (continued)
January 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
MUNICIPAL BONDS - 94.1% - (continued)
	Ohio - 3.1%
	American Municipal Power-Ohio Inc Rev
$2,800	5.00%, 02/15/2019	$3,310
	Cuyahoga, OH, Community College Dist
1,200	5.00%, 08/01/2027	1,380
	Hamilton, OH, School Dist Improvement GO
1,270	6.15%, 12/01/2016	1,502
	Ohio State Solid Waste Rev
1,500	2.25%, 11/01/2022	1,520
		7,712
	Oregon - 0.2%
	Port of Portland, OR, Airport Rev
500	5.00%, 07/01/2015	549

	Other U.S. Territories - 2.3%
	Guam Government Business Privilege Tax Rev
1,500	5.00%, 01/01/2027	1,713
	Guam Government Power Auth Rev
2,000	5.00%, 10/01/2021 - 10/01/2023	2,334
	Puerto Rico Sales Tax Financing Corp Sales Tax Rev
1,000	5.00%, 08/01/2022	1,186
	University Virgin Islands
270	5.13%, 12/01/2022	293
225	5.25%, 12/01/2023 - 12/01/2024	244
		5,770
	Pennsylvania - 3.0%
	Beaver County, PA, Development Auth Rev
1,000	2.70%, 04/01/2035 Δ	1,016
	Monroeville, PA, FA University of Pittsburg Medical Center Rev
700	4.00%, 02/15/2015 - 02/15/2016	756
	Pennsylvania State Turnpike Commission Rev
665	6.00%, 06/01/2028	813
	Philadelphia, PA, GO
1,000	5.25%, 08/01/2019	1,161
	Pittsburgh, PA, School Dist GO
2,320	5.00%, 09/01/2021 - 09/01/2023	2,790
	Susquehanna, PA, Regional Airport Auth System Rev
1,000	5.00%, 01/01/2018	1,101
		7,637
	Rhode Island - 0.6%
	Cranston, RI, GO
1,410	5.00%, 07/01/2018	1,601

	Tennessee - 0.4%
	Johnson City, TN, Health & Educational Fac Board Hospital Rev
1,000	5.50%, 07/01/2031	1,082

	Texas - 10.3%
	Dallas-Fort Worth, TX, International Airport Rev
750	5.00%, 11/01/2023	846
	Denton, TX, ISD GO
1,750	2.13%, 08/01/2042	1,802
	Houston, TX, Utility System Rev
2,000	6.00%, 11/15/2036	2,398
	Kerrville, TX, Health Fac Development Corp Hospital Rev
935	5.00%, 08/15/2015	1,016
	Love Field, TX, Airport Modernization Corp Special Fac Rev
1,000	5.00%, 11/01/2015	1,082
	Lower Colorado River Auth Rev (Prerefunded with State & Local Gov't Securities)
1,965	7.25%, 05/15/2037	2,270
	North Texas Tollway Auth Rev
1,055	1.95%, 01/01/2038	1,062
1,000	5.00%, 09/01/2023	1,208
3,000	6.00%, 01/01/2025	3,486
	Northside, TX, ISD
3,000	1.00%, 06/01/2032	2,991
	San Antonio, TX, Airport System Rev
1,000	5.00%, 07/01/2016	1,116
	San Antonio, TX, Electric & Gas Rev
2,500	2.00%, 12/01/2027	2,583
	Tarrant County, TX, Culturall Education Fac
1,000	6.25%, 11/15/2029	1,199
	Texas State Municipal Gas Acquisition & Supply Cor
1,000	5.25%, 12/15/2017	1,152
	Texas State Transportation Commission Turnpike System Rev
635	1.25%, 08/15/2042	638
	Travis County, TX, Health Fac, Querencia Barton Creek Project
1,000	5.65%, 11/15/2035	1,024
		25,873
	Virginia - 0.8%
	Virginia State Resources Auth Infrastructure
500	5.00%, 11/01/2024	592
	Virginia Tobacco Settlement Funding Corp (Prerefunded with US Gov't Securities)
1,300	5.50%, 06/01/2026	1,393
		1,985
	Washington - 3.1%
	FYI Properties, WA, Lease Rev
2,285	5.50%, 06/01/2034	2,585
	Grant County, WA, Utility Dist #2
3,260	5.00%, 01/01/2020 - 01/01/2021	3,828
	Washington State, Health Care Fac Auth
1,175	5.00%, 10/01/2042	1,399
		7,812
	West Virginia - 2.4%
	West Virginia State Econ DA Lease Rev
3,785	5.00%, 06/01/2018 - 06/01/2020	4,498
	West Virginia State Econ DA Solid Waste Disposal Fac
1,500	2.25%, 01/01/2041	1,519
		6,017
	Wisconsin - 1.5%
	Wisconsin State GO
125	5.75%, 05/01/2033	151
865	6.00%, 05/01/2036	1,058

4

The Hartford Municipal Real Return Fund
Schedule of Investments – (continued)
January 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
MUNICIPAL BONDS - 94.1% - (continued)
	Wisconsin - 1.5% - (continued)
	Wisconsin State Health & Educational Fac Auth Rev
$2,265	5.00%, 02/15/2026		$2,563
			3,772
	Total municipal bonds
	(cost $226,657)		$237,500

	Total long-term investments
	(cost $226,657)		$237,500

SHORT-TERM INVESTMENTS - 4.9%
	Investment Pools and Funds - 4.9%
12,277	JP Morgan Tax Free Money Market Fund		$12,277

	Total short-term investments
	(cost $12,277)		$12,277

	Total investments
	(cost $238,934) ▲	99.0%	$249,777
	Other assets and liabilities	1.0%	2,522
	Total net assets	100.0%	$252,299

5

The Hartford Municipal Real Return Fund
Schedule of Investments – (continued)
January 31, 2013 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	Also represents cost for tax purposes.
●	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
Δ	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2013.
○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.
■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2013, the aggregate value of these securities was $293, which represents 0.1% of total net assets.

╦	This security, or a portion of this security, has been pledged as collateral in connection with swap contracts. The Fund has also pledged $835 cash as collateral in connection with swap contracts.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
04/2007	$1,000	Stone Canyon, MO, Community Improvement Dist Rev, 0.00%, 04/01/2027	$990

At January 31, 2013, the aggregate value of these securities was $520, which represents 0.2% of total net assets.

Interest Rate Swap Contracts Outstanding at January 31, 2013

Counterparty	Payments made by Fund	Payments received by Fund	Notional Amount *	Expiration Date	Upfront Premiums Paid/ (Received)	Market Value ╪	Unrealized Appreciation/ (Depreciation)
BCLY	1.98% Fixed	CPURNSA 229.35	8,750	09/11/14	$–	$26	$26
BCLY	2.09% Fixed	CPURNSA 231.37	25,350	12/14/15	–	49	49
BCLY	2.22% Fixed	CPURNSA 226.79	21,775	04/05/15	–	(102)	(102)
BCLY	2.46% Fixed	CPURNSA 219.44	3,500	03/09/13	–	(9)	(9)
BCLY	2.65% Fixed	CPURNSA 219.28	10,500	03/04/18	–	(92)	(92)
BCLY	2.75% Fixed	CPURNSA 219.24	7,000	03/03/21	–	(52)	(52)
BCLY	2.98% Fixed	CPURNSA 219.41	5,750	03/08/26	–	(167)	(167)
BOA	2.45% Fixed	CPURNSA 226.34	7,800	03/22/17	–	(39)	(39)
CSI	2.48% Fixed	CPURNSA 230.54	4,925	01/23/18	–	15	15
DEUT	1.40% Fixed	CPURNSA 226.04	7,000	10/07/14	–	116	116
DEUT	2.34% Fixed	CPURNSA 231.06	7,725	11/21/17	–	45	45
DEUT	2.40% Fixed	CPURNSA 226.02	7,800	03/12/17	–	(14)	(14)
JPM	2.33% Fixed	CPURNSA 225.91	7,000	09/30/21	–	230	230
JPM	2.34% Fixed	CPURNSA 219.28	3,600	03/04/14	–	(7)	(7)
JPM	2.45% Fixed	CPURNSA 219.24	5,500	03/03/16	–	(20)	(20)
JPM	2.46% Fixed	CPURNSA 219.44	3,500	03/09/13	–	(9)	(9)
JPM	2.75% Fixed	CPURNSA 219.24	7,000	03/03/21	–	(52)	(52)
JPM	2.97% Fixed	CPURNSA 220.69	6,800	04/14/26	–	(185)	(185)
UBS	2.07% Fixed	CPURNSA 229.92	9,925	07/19/17	–	157	157
UBS	2.65% Fixed	CPURNSA 219.28	5,250	03/04/18	–	(46)	(46)
UBS	2.71% Fixed	CPURNSA 220.65	4,600	04/13/16	–	(87)	(87)
UBS	2.75% Fixed	CPURNSA 219.24	7,000	03/03/21	–	(52)	(52)
UBS	2.79% Fixed	CPURNSA 220.65	7,800	04/13/18	–	(160)	(160)
UBS	2.95% Fixed	CPURNSA 219.38	5,750	03/07/26	–	(130)	(130)
					$–	$(585)	$(585)

* Notional shown in U.S. dollars unless otherwise noted.

6

The Hartford Municipal Real Return Fund
Schedule of Investments – (continued)
January 31, 2013 (Unaudited)
(000’s Omitted)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BOA	Banc of America Securities LLC
CSI	Credit Suisse International
DEUT	Deutsche Bank Securities, Inc.
JPM	JP Morgan Chase & Co.
UBS	UBS AG

Index Abbreviations:
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted

Municipal Bond Abbreviations:
DA	Development Authority
FA	Finance Authority
FGIC	Financial Guaranty Insurance Company
GO	General Obligation
IDA	Industrial Development Authority
ISD	Independent School District
PA	Port Authority
PSFG	Public School Fund Guarantee
Rev	Revenue
TOB	Tender Option Bond
USD	United School District

Distribution by Credit Quality

as of January 31, 2013

Percentage of
Credit Rating *	Net Assets
Aaa / AAA	4.1%
Aa / AA	32.9
A	42.0
Baa / BBB	6.7
Ba / BB	1.4
B	0.4
Unrated	6.6
Non-Debt Securities and Other Short-Term Instruments	4.9
Other Assets & Liabilities	1.0
Total	100.0%

*	Does not apply to the Fund itself. Based upon Moody’s and S&P long-term credit ratings for the Fund’s holdings as of the date noted. If Moody's and S&P assign different ratings to a holding, the lower rating is used. "Unrated" includes fixed-income securities (other than cash-like short-term instruments and U.S. Government securities) for which Moody’s and S&P have not issued long-term credit ratings.

Diversification by Industry

as of January 31, 2013

Industry	Percentage of Net Assets
Airport Revenues	10.2%
General Obligations	14.1
Health Care/Services	13.1
Higher Education (Univ., Dorms, etc.)	5.9
Housing (HFA'S, etc.)	0.6
Miscellaneous	12.5
Pollution Control	3.1
Prerefunded	2.8
Special Tax Assessment	2.7
Tax Allocation	3.3
Transportation	7.0
Utilities - Combined	0.5
Utilities - Electric	9.1
Utilities - Gas	0.9
Utilities - Water and Sewer	7.1
Waste Disposal	1.2
Short-Term Investments	4.9
Other Assets and Liabilities	1.0
Total	100.0%

7

The Hartford Municipal Real Return Fund
Schedule of Investments – (continued)
January 31, 2013 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary

January 31, 2013

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Municipal Bonds	237,500	–	237,500	–
Short-Term Investments	12,277	12,277	–	–
Total	$249,777	$12,277	$237,500	$–
Interest Rate Swaps *	638	–	638	–
Total	$638	$–	$638	$–
Liabilities:
Interest Rate Swaps *	1,223	–	1,223	–
Total	$1,223	$–	$1,223	$–

♦	For the three-month period ended January 31, 2013, there were no transfers between Level 1 and Level 2.

*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

8

The Hartford SmallCap Growth Fund
Schedule of Investments
January 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 97.5%
	Automobiles and Components - 1.3%
16	Cooper Tire & Rubber Co.	$410
11	Dana Holding Corp.	176
69	Tenneco Automotive, Inc. ●	2,406
21	Winnebago Industries, Inc. ●	387
		3,379
	Banks - 2.3%
107	Boston Private Financial Holdings, Inc.	990
47	First Merchants Corp.	703
43	Flushing Financial Corp.	681
52	Ocwen Financial Corp. ●	2,043
82	Umpqua Holdings Corp.	1,036
18	Wintrust Financial Corp.	681
		6,134
	Capital Goods - 13.1%
23	A.O. Smith Corp.	1,607
25	AAON, Inc.	567
28	Acuity Brands, Inc.	1,899
76	Altra Holdings, Inc.	1,810
1	American Science & Engineering, Inc.	91
30	Applied Industrial Technologies, Inc.	1,302
7	Argan, Inc.	128
47	Astronics Corp. ●	1,083
6	Astronics Corp. Class B ●	119
37	AZZ, Inc.	1,594
48	Belden, Inc.	2,312
28	Chart Industries, Inc. ●	1,832
3	CIRCOR International, Inc.	120
18	Dycom Industries, Inc. ●	367
3	EnerSys, Inc. ●	119
17	Esterline Technologies Corp. ●	1,153
21	Franklin Electric Co., Inc.	1,374
28	Gencorp, Inc. ●	299
3	Generac Holdings, Inc.	93
64	GrafTech International Ltd. ●	610
36	Heico Corp.	1,636
28	Lennox International, Inc.	1,622
20	Lindsay Corp.	1,866
26	Meritor, Inc. ●	116
1	Middleby Corp. ●	170
29	Moog, Inc. Class A ●	1,270
8	Mueller Industries, Inc.	411
20	Mueller Water Products, Inc.	121
5	National Presto Industries, Inc.	374
24	Nordson Corp.	1,649
3	Nortek, Inc. ●	209
6	Orbital Sciences Corp. ●	90
30	Polypore International, Inc. ●	1,147
37	Sun Hydraulics Corp.	1,025
55	Taser International, Inc. ●	456
28	Teledyne Technologies, Inc. ●	1,943
3	Tennant Co.	120
6	Trex Co., Inc. ●	237
54	Trimas Corp. ●	1,672
15	USG Corp. ●	432
2	Woodward, Inc.	88
21	Xerium Technologies, Inc. ●	87
		35,220
	Commercial and Professional Services - 2.8%
54	Deluxe Corp.	1,991
12	Enernoc, Inc. ●	187
36	Exponent, Inc. ●	1,772
43	GP Strategies Corp. ●	912
5	HNI Corp.	145
4	Insperity, Inc.	131
8	Interface, Inc.	126
61	On Assignment, Inc. ●	1,494
31	Steelcase, Inc.	424
12	Sykes Enterprises, Inc. ●	200
4	United Stationers, Inc.	120
		7,502
	Consumer Durables and Apparel - 3.1%
41	Arctic Cat, Inc. ●	1,468
19	Brunswick Corp.	686
5	Cherokee, Inc.	76
120	Fifth & Pacific Cos., Inc. ●	1,814
10	Leapfrog Enterprises, Inc. ●	94
5	Movado Group	190
6	Polaris Industries, Inc.	521
27	Smith & Wesson Holding Corp. ●	228
47	Steven Madden Ltd. ●	2,161
19	True Religion Apparel, Inc.	453
4	Vera Bradley, Inc. ●	101
6	Warnaco Group, Inc. ●	463
		8,255
	Consumer Services - 4.3%
8	American Public Education, Inc. ●	308
112	Bloomin' Brands, Inc. ●	2,079
12	Bridgepoint Education, Inc. ●	123
55	Brinker International, Inc.	1,795
25	Buffalo Wild Wings, Inc. ●	1,808
11	Capella Education Co. ●	295
37	Cheesecake Factory, Inc.	1,222
12	Domino's Pizza, Inc.	564
17	Grand Canyon Education, Inc. ●	413
69	Ignite Restaurant Group, Inc. ●	996
13	Multimedia Games Holding Co., Inc. ●	224
2	Six Flags Entertainment Corp.	120
33	Sotheby's Holdings	1,179
5	Strayer Education, Inc.	302
7	Texas Roadhouse, Inc.	116
		11,544
	Diversified Financials - 1.5%
78	DFC Global Corp. ●	1,505
17	Green Dot Corp. ●	222
3	Greenhill & Co., Inc.	171
20	Netspend Holdings, Inc. ●	217
17	Portfolio Recovery Associates, Inc. ●	1,844
1	World Acceptance Corp. ●	101
		4,060
	Energy - 7.3%
22	Alon USA Energy, Inc.	430
17	Basic Energy Services, Inc. ●	217
43	Berry Petroleum Co.	1,572
11	Contango ORE, Inc.	477
25	CVR Energy, Inc. ●	1,452
43	Energy XXI (Bermuda) Ltd.	1,362

1

The Hartford SmallCap Growth Fund
Schedule of Investments ― (continued)
January 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 97.5% - (continued)
	Energy - 7.3% - (continued)
33	EPL Oil & Gas, Inc. ●	$810
2	Geospace Technologies Corp. ●	135
14	Global Geophysical Services, Inc. ●	52
37	Gulfmark Offshore, Inc.	1,269
25	Gulfport Energy Corp. ●	1,030
248	ION Geophysical Corp. ●	1,685
51	PBF Energy, Inc. ●	1,710
13	PDC Energy, Inc. ●	476
16	Pioneer Energy Services Corp. ●	121
132	Rentech, Inc.	405
5	REX American Resources Corp. ●	100
79	Rex Energy Corp. ●	1,041
50	Rosetta Resources, Inc. ●	2,662
28	SemGroup Corp. ●	1,218
39	Vaalco Energy, Inc. ●	330
19	W&T Offshore, Inc.	328
18	Western Refining, Inc.	612
		19,494
	Food and Staples Retailing - 1.3%
38	Casey's General Stores, Inc.	2,075
50	Natural Grocers by Vitamin Cottage, Inc. ●	1,017
78	Rite Aid Corp. ●	125
54	Supervalu, Inc.	213
		3,430
	Food, Beverage and Tobacco - 1.6%
6	Boston Beer Co., Inc. Class A ●	792
16	Cal-Maine Foods, Inc.	654
80	Darling International, Inc. ●	1,354
5	Hain Celestial Group, Inc. ●	256
10	J&J Snack Foods Corp.	709
32	Pilgrim's Pride Corp. ●	269
2	Sanderson Farms, Inc.	116
2	Vector Group Ltd.	36
		4,186
	Health Care Equipment and Services - 7.3%
6	Alliance HealthCare Services, Inc. ●	38
2	Analogic Corp.	114
8	Anika Therapeutics, Inc. ●	83
1	athenahealth, Inc. ●	95
4	Atrion Corp.	764
15	Cantel Medical Corp.	468
6	Centene Corp. ●	264
21	Corvel Corp. ●	947
35	Cyberonics, Inc. ●	1,510
99	Dexcom, Inc. ●	1,510
59	Globus Medical, Inc. ●	751
91	HealthSouth Corp. ●	2,182
11	Heartware International, Inc. ●	1,005
39	ICU Medical, Inc. ●	2,382
2	Magellan Health Services, Inc. ●	87
23	Masimo Corp.	461
5	MedAssets, Inc. ●	92
166	Merge Healthcare, Inc. ●	448
6	Molina Healthcare, Inc. ●	161
9	Natus Medical, Inc. ●	108
11	Orthofix International N.V. ●	427
30	Owens & Minor, Inc.	912
3	STERIS Corp.	121
5	SurModics, Inc. ●	113
48	U.S. Physical Therapy, Inc.	1,183
41	Vascular Solutions, Inc. ●	693
42	Volcano Corp. ●	1,055
33	Wellcare Health Plans, Inc. ●	1,656
		19,630
	Household and Personal Products - 1.3%
41	Elizabeth Arden, Inc. ●	1,582
9	Medifast, Inc. ●	231
37	Nu Skin Enterprises, Inc. Class A	1,550
8	Usana Health Sciences, Inc. ●	276
		3,639
	Insurance - 1.1%
35	Amerisafe, Inc. ●	1,001
4	AmTrust Financial Services, Inc.	120
23	First American Financial Corp.	540
11	Greenlight Capital Re Ltd. Class A ●	255
30	Protective Life Corp.	944
3	Validus Holdings Ltd.	116
		2,976
	Materials - 4.5%
10	American Vanguard Corp.	339
4	Axiall Corp.	213
2	Balchem Corp.	86
22	Chemtura Corp. ●	522
2	Eagle Materials, Inc.	117
16	Gold Resource Corp.	222
154	Graphic Packaging Holding Co. ●	1,081
146	Headwaters, Inc. ●	1,370
3	LSB Industries, Inc. ●	108
17	Minerals Technologies, Inc.	696
6	Myers Industries, Inc.	90
2	Newmarket Corp.	544
67	Olin Corp.	1,557
20	Omnova Solutions, Inc. ●	166
5	P.H. Glatfelter Co.	91
81	PolyOne Corp.	1,772
4	Quaker Chemical Corp.	229
12	Schweitzer-Mauduit International, Inc.	473
53	Silgan Holdings, Inc.	2,291
2	Stepan Co.	117
33	Verso Paper Corp. ●	33
		12,117
	Media - 1.0%
53	Arbitron, Inc.	2,475
14	Belo Corp. Class A	118
8	ReachLocal, Inc. ●	104
6	Sinclair Broadcast Group, Inc. Class A	88
		2,785
	Pharmaceuticals, Biotechnology and Life Sciences - 11.8%
50	Acorda Therapeutics, Inc. ●	1,452
5	Affymax, Inc. ●	88
18	Agenus, Inc. ●	83
105	Alkermes plc ●	2,430
15	Arena Pharmaceuticals, Inc. ●	125
32	Auxilium Pharmaceuticals, Inc. ●	582
88	Aveo Pharmaceuticals, Inc. ●	698
99	BioDelivery Sciences International, Inc. ●	432

2

The Hartford SmallCap Growth Fund
Schedule of Investments ― (continued)
January 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 97.5% - (continued)
	Pharmaceuticals, Biotechnology and Life Sciences - 11.8% - (continued)
80	Bruker Corp. ●	$1,358
123	Cadence Pharmaceuticals, Inc. ●	581
14	Cambrex Corp. ●	169
57	Cubist Pharmaceuticals, Inc. ●	2,436
16	Cumberland Pharmaceuticals, Inc. ●	68
6	Emergent Biosolutions, Inc. ●	90
14	Endocyte, Inc. ●	135
182	Exelixis, Inc. ●	850
5	Genomic Health, Inc. ●	132
82	Immunogen, Inc. ●	1,176
47	Incyte Corp. ●	857
84	Ironwood Pharmaceuticals, Inc. ●	1,082
85	Medicines Co. ●	2,549
74	Neurocrine Biosciences, Inc. ●	675
137	NPS Pharmaceuticals, Inc. ●	1,215
19	Obagi Medical Products, Inc. ●	276
77	Optimer Pharmaceuticals, Inc. ●	715
45	PAREXEL International Corp. ●	1,523
88	PDL Biopharma, Inc.	606
9	Pharmacyclics, Inc. ●	652
16	Pozen, Inc. ●	84
28	Puma Biotechnology, Inc. ●	656
12	Questcor Pharmaceuticals, Inc.	296
118	Rigel Pharmaceuticals, Inc. ●	776
39	Salix Pharmaceuticals Ltd. ●	1,883
35	Santarus, Inc. ●	470
33	Sciclone Pharmaceuticals, Inc. ●	170
68	Seattle Genetics, Inc. ●	2,003
65	Siga Technologies, Inc. ●	190
9	Spectrum Pharmaceuticals, Inc.	117
36	Sunesis Pharmaceuticals, Inc. ●	203
8	Synta Pharmaceuticals Corp. ●	93
48	Tesaro, Inc. ●	871
26	Threshold Pharmaceuticals, Inc. ●	122
87	Trius Therapeutics, Inc. ●	451
55	XOMA Corp. ●	148
		31,568
	Real Estate - 2.4%
22	Apollo Residential Mortgage, Inc. REIT	496
39	Colonial Properties Trust REIT	855
37	Coresite Realty Corp. REIT	1,099
102	Glimcher Realty Trust REIT	1,135
70	Inland Real Estate Corp. REIT	638
35	Omega Healthcare Investors, Inc. REIT	882
119	Sunstone Hotel Investors, Inc. REIT ●	1,381
		6,486
	Retailing - 5.3%
13	ANN, Inc. ●	389
91	Ascena Retail Group, Inc. ●	1,549
10	Blue Nile, Inc. ●	345
11	Buckle (The), Inc.	529
1	Children's Place Retail Stores, Inc. ●	70
33	Core-Mark Holding Co., Inc.	1,660
26	DSW, Inc.	1,745
9	Francescas Holding Corp. ●	261
21	Group 1 Automotive, Inc.	1,416
2	Hibbett Sports, Inc. ●	90
25	Hot Topic, Inc.	275
32	Lumber Liquidators Holdings, Inc. ●	1,922
62	Mattress Firm Holding Corp. ●	1,749
10	Overstock.com, Inc. ●	138
27	PetMed Express, Inc.	347
50	rue21, Inc. ●	1,496
7	Sears Hometown and Outlet Stores, Inc. ●	262
		14,243
	Semiconductors and Semiconductor Equipment - 1.7%
8	Ceva, Inc. ●	118
40	Entropic Communications, Inc. ●	209
32	Kulicke & Soffa Industries, Inc. ●	367
30	MEMC Electronic Materials, Inc. ●	126
206	Mindspeed Technologies, Inc. ●	1,011
62	Nanometrics, Inc. ●	965
22	Rambus, Inc. ●	121
23	Silicon Image, Inc. ●	110
41	Ultratech Stepper, Inc. ●	1,672
		4,699
	Software and Services - 15.0%
58	Aspen Technology, Inc. ●	1,786
27	Broadsoft, Inc. ●	900
7	CACI International, Inc. Class A ●	392
9	Carbonite, Inc. ●	84
35	Cass Information Systems, Inc.	1,348
14	Commvault Systems, Inc. ●	1,105
29	Constant Contact, Inc. ●	434
30	CSG Systems International, Inc. ●	569
31	Dice Holdings, Inc. ●	291
12	Digital River, Inc. ●	170
42	Ebix, Inc.	689
42	Fair Isaac, Inc.	1,895
50	Fleetmatics Group Ltd. ●	1,243
34	Global Cash Access, Inc. ●	259
9	Guidance Software, Inc. ●	116
3	Heartland Payment Systems, Inc.	105
110	Higher One Holdings, Inc. ●	1,163
37	Imperva, Inc. ●	1,257
58	j2 Global, Inc.	1,850
61	Keynote Systems, Inc.	948
107	LivePerson, Inc. ●	1,430
11	Manhattan Associates, Inc. ●	781
13	MicroStrategy, Inc. ●	1,328
189	Mitek Systems, Inc. ●	653
54	Netscout Systems, Inc. ●	1,407
7	Opentable, Inc. ●	358
91	PTC, Inc. ●	2,113
46	QLIK Technologies, Inc. ●	1,023
16	Rosetta Stone, Inc. ●	204
150	Sapient Corp. ●	1,812
20	Solarwinds, Inc. ●	1,106
18	Solera Holdings, Inc.	972
21	Sourcefire, Inc. ●	879
21	Splunk, Inc. ●	705
14	SS&C Technologies Holdings, Inc. ●	306
3	Syntel, Inc.	157
10	TiVo, Inc. ●	129
7	Travelzoo, Inc. ●	149

3

The Hartford SmallCap Growth Fund
Schedule of Investments ― (continued)
January 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 97.5% - (continued)
	Software and Services - 15.0% - (continued)
43	Tyler Corp. ●	$2,321
11	Unisys Corp. ●	244
29	ValueClick, Inc. ●	590
36	VeriFone Systems, Inc. ●	1,248
7	Vocus, Inc. ●	123
42	WEX, Inc. ●	3,282
36	XO Group, Inc. ●	344
		40,268
	Technology Hardware and Equipment - 3.9%
14	ADTRAN, Inc.	291
41	Arris Group, Inc. ●	669
61	Aruba Networks, Inc. ●	1,396
25	Calix, Inc. ●	206
12	Ciena Corp. ●	185
25	Coherent, Inc.	1,406
21	Comtech Telecommunications Corp.	560
9	Interdigital, Inc.	395
8	Loral Space & Communications, Inc.	469
70	Oplink Communications, Inc. ●	1,182
38	Plantronics, Inc.	1,550
5	Plexus Corp. ●	120
11	Reald, Inc. ●	121
70	STEC, Inc. ●	353
13	Synaptics, Inc. ●	463
92	Ubiquiti Networks, Inc.	1,189
		10,555
	Telecommunication Services - 0.4%
14	Boingo Wireless, Inc. ●	110
21	IDT Corp. Class B	211
43	Iridium Communications, Inc. ●	299
13	Leap Wireless International, Inc. ●	75
6	magicJack VocalTec Ltd. ●	72
5	NTELOS Holdings Corp.	66
13	Primus Telecommunications Group, Inc.	143
		976
	Transportation - 2.7%
12	Alaska Air Group, Inc. ●	549
7	Allegiant Travel Co.	544
82	Avis Budget Group, Inc. ●	1,767
12	Genesee & Wyoming, Inc. Class A ●	973
27	Hawaiian Holdings, Inc. ●	158
24	Marten Transport Ltd.	485
20	Republic Airways Holdings, Inc. ●	164
9	SkyWest, Inc.	119
10	Spirit Airlines, Inc. ●	190
23	Swift Transportation Co. ●	311
23	US Airways Group, Inc. ●	327
68	Werner Enterprises, Inc.	1,598
		7,185
	Utilities - 0.5%
28	UNS Energy Corp.	1,278

	Total common stocks
	(cost $222,684)	$261,609

EXCHANGE TRADED FUNDS - 1.5%
	Other Investment Pools and Funds - 1.5%
38	iShares Russell 2000 Growth Index Fund	$3,864

	Total exchange traded funds
	(cost $3,563)	$3,864

	Total long-term investments
	(cost $226,247)	$265,473

SHORT-TERM INVESTMENTS - 2.7%
Repurchase Agreements - 2.7%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $1,046, collateralized by FHLMC 4.50%, 2039, FNMA 2.40% - 4.00%, 2041 - 2043, value of $1,067)
$1,046	0.16%, 01/31/2013	$1,046
Bank of Montreal TriParty Repurchase
Agreement (maturing on 02/01/2013 in the
amount of $779, collateralized by FHLMC
2.50% - 5.50%, 2019 - 2042, FNMA 0.76%
- 6.11%, 2016 - 2037, GNMA 3.50%, 2042,
	value of $794)
779	0.16%, 01/31/2013	779
	Barclays Capital TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $468, collateralized by U.S. Treasury Note 0.25%, 2015, value of $477)
468	0.13%, 01/31/2013	468
	Citigroup Global Markets, Inc. TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $1,044, collateralized by U.S. Treasury Note 0.75% - 4.25%, 2013 - 2016, value of $1,065)
1,044	0.13%, 01/31/2013	1,044
	Deutsche Bank Securities TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $714, collateralized by FNMA 3.00% - 3.50%, 2032 - 2043, value of $729)
714	0.17%, 01/31/2013	714
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $1,746, collateralized by U.S. Treasury Note 0.25% - 3.13%, 2013 - 2022, value of $1,781)
1,746	0.13%, 01/31/2013	1,746
	TD Securities TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $1,228, collateralized by FHLMC 4.50%, 2041, FNMA 2.50% - 3.50%, 2027 - 2042, value of $1,253)
1,228	0.15%, 01/31/2013	1,228
	UBS Securities, Inc. Repurchase Agreement (maturing on 02/01/2013 in the amount of $20, collateralized by U.S. Treasury Note 0.63%, 2017, value of $20)
20	0.12%, 01/31/2013	20

4

The Hartford SmallCap Growth Fund
Schedule of Investments ― (continued)
January 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
SHORT-TERM INVESTMENTS - 2.7% - (continued)
Repurchase Agreements - 2.7% - (continued)
	UBS Securities, Inc. TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $178, collateralized by FHLMC 3.00% - 4.00%, 2026 - 2042, FNMA 2.50% - 5.00%, 2027 - 2042, value of $181)
$178	0.15%, 01/31/2013		$178
			7,223
	Total short-term investments
	(cost $7,223)		$7,223

	Total investments
	(cost $233,470) ▲	101.7%	$272,696
	Other assets and liabilities	(1.7)%	(4,476)
	Total net assets	100.0%	$268,220

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At January 31, 2013, the cost of securities for federal income tax purposes was $235,753 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$49,167
Unrealized Depreciation	(12,224)
Net Unrealized Appreciation	$36,943

●	Non-income producing.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REIT	Real Estate Investment Trust

5

The Hartford SmallCap Growth Fund
Schedule of Investments ― (continued)
January 31, 2013 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary

January 31, 2013

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$261,609	$261,609	$–	$–
Exchange Traded Funds	3,864	3,864	–	–
Short-Term Investments	7,223	–	7,223	–
Total	$272,696	$265,473	$7,223	$–

♦	For the three-month period ended January 31, 2013, there were no transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

6

The Hartford Value Opportunities Fund
Schedule of Investments
January 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.2%
	Automobiles and Components - 0.5%
51	Ford Motor Co.	$666

	Banks - 4.2%
37	PNC Financial Services Group, Inc.	2,256
79	Wells Fargo & Co.	2,752
		5,008
	Capital Goods - 4.4%
12	AGCO Corp. ●	610
18	Boeing Co.	1,345
11	Dover Corp.	761
45	KBR, Inc.	1,414
8	L-3 Communications Holdings, Inc.	596
13	PACCAR, Inc.	599
		5,325
	Commercial and Professional Services - 1.2%
57	Knoll, Inc.	950
10	Manpower, Inc.	520
		1,470
	Consumer Durables and Apparel - 1.1%
51	Vera Bradley, Inc. ●	1,292

	Consumer Services - 0.6%
28	DeVry, Inc.	704

	Diversified Financials - 12.1%
22	Ameriprise Financial, Inc.	1,483
179	Bank of America Corp.	2,024
8	BlackRock, Inc.	1,862
28	Citigroup, Inc.	1,159
4	Goldman Sachs Group, Inc.	664
78	JP Morgan Chase & Co.	3,691
84	Nasdaq OMX Group, Inc.	2,387
25	Oaktree Capital Group LLC	1,201
74	Solar Cayman Ltd. ⌂■●†	5
		14,476
	Energy - 16.2%
26	Anadarko Petroleum Corp.	2,078
35	Baker Hughes, Inc.	1,572
67	Canadian Natural Resources Ltd. ADR ‡	2,025
93	Cobalt International Energy, Inc. ●	2,245
32	Consol Energy, Inc.	995
101	Halliburton Co.	4,090
—	Inpex Corp.	782
108	Lone Pine Resources, Inc. ●	124
21	Newfield Exploration Co. ●	628
50	QEP Resources, Inc.	1,471
73	Southwestern Energy Co. ●	2,516
57	Trican Well Service Ltd.	786
		19,312
	Food, Beverage and Tobacco - 5.1%
29	Archer-Daniels-Midland Co.	823
40	Imperial Tobacco Group plc	1,505
120	Maple Leaf Foods, Inc. w/ Rights	1,538
48	Molson Coors Brewing Co.	2,184
		6,050
	Health Care Equipment and Services - 4.1%
47	Aetna, Inc.	2,262
43	Medtronic, Inc.	2,010
11	UnitedHealth Group, Inc.	607
		4,879
	Insurance - 7.2%
50	American International Group, Inc. ●	1,895
43	Principal Financial Group, Inc.	1,320
32	Reinsurance Group of America, Inc.	1,817
15	StanCorp Financial Group, Inc.	586
126	Unum Group	2,941
		8,559
	Materials - 4.9%
17	Cabot Corp.	626
15	Celanese Corp.	703
13	E.I. DuPont de Nemours & Co.	598
14	International Paper Co.	572
33	Methanex Corp. ADR	1,184
35	Mosaic Co.	2,157
		5,840
	Pharmaceuticals, Biotechnology and Life Sciences - 11.0%
45	Agilent Technologies, Inc.	2,030
113	Almirall S.A.	1,395
245	AVANIR Pharmaceuticals, Inc. ●	715
38	Daiichi Sankyo Co., Ltd.	640
89	Merck & Co., Inc.	3,855
14	Roche Holding AG	3,169
81	WuXi PharmaTech Cayman, Inc. ●	1,308
3	Zoetis, Inc. ●☼	83
		13,195
	Real Estate - 2.2%
14	Equity Lifestyle Properties, Inc. REIT	974
34	Hatteras Financial Corp. REIT	916
11	Health Care, Inc. REIT	716
		2,606
	Retailing - 3.7%
70	Aeropostale, Inc. ●	944
572	Allstar LLC ⌂†	841
82	Best Buy Co., Inc.	1,335
14	Kohl's Corp.	667
23	Men's Wearhouse, Inc.	683
		4,470
	Semiconductors and Semiconductor Equipment - 1.0%
78	Teradyne, Inc. ●	1,256

	Software and Services - 5.9%
90	Booz Allen Hamilton Holding Corp.	1,249
17	Check Point Software Technologies Ltd. ADR ●	855
2	Google, Inc. ●	1,591
20	Oracle Corp.	705
42	VeriFone Systems, Inc. ●	1,444
85	Western Union Co.	1,211
		7,055
	Technology Hardware and Equipment - 5.9%
20	Arrow Electronics, Inc. ●	776
110	Cisco Systems, Inc.	2,268
30	EMC Corp. ●	736
189	Flextronics International Ltd. ●	1,173

1

The Hartford Value Opportunities Fund
Schedule of Investments ― (continued)
January 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 98.2% - (continued)
	Technology Hardware and Equipment - 5.9% - (continued)
11	Harris Corp.		$497
70	Juniper Networks, Inc. ●		1,571
			7,021
	Transportation - 2.8%
80	Knight Transportation, Inc.		1,276
113	Toll Holdings Ltd.		622
18	United Parcel Service, Inc. Class B		1,402
			3,300
	Utilities - 4.1%
28	Entergy Corp.		1,805
223	Snam S.p.A.		1,129
23	UGI Corp.		800
41	Xcel Energy, Inc.		1,150
			4,884
	Total common stocks
	(cost $106,129)		$117,368

	Total long-term investments
	(cost $106,129)		$117,368

SHORT-TERM INVESTMENTS - 0.4%
Repurchase Agreements - 0.4%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $62, collateralized by FHLMC 4.50%, 2039, FNMA 2.40% - 4.00%, 2041 - 2043, value of $63)
$62	0.16%, 01/31/2013		$62
Bank of Montreal TriParty Repurchase
Agreement (maturing on 02/01/2013 in the
amount of $46, collateralized by FHLMC
2.50% - 5.50%, 2019 - 2042, FNMA 0.76%
- 6.11%, 2016 - 2037, GNMA 3.50%, 2042,
	value of $47)
46	0.16%, 01/31/2013		46
	Barclays Capital TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $28, collateralized by U.S. Treasury Note 0.25%, 2015, value of $28)
28	0.13%, 01/31/2013		28
	Citigroup Global Markets, Inc. TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $62, collateralized by U.S. Treasury Note 0.75% - 4.25%, 2013 - 2016, value of $63)
62	0.13%, 01/31/2013		62
	Deutsche Bank Securities TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $42, collateralized by FNMA 3.00% - 3.50%, 2032 - 2043, value of $43)
42	0.17%, 01/31/2013		42
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $104, collateralized by U.S. Treasury Note 0.25% - 3.13%, 2013 - 2022, value of $106)
104	0.13%, 01/31/2013		104
	TD Securities TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $73, collateralized by FHLMC 4.50%, 2041, FNMA 2.50% - 3.50%, 2027 - 2042, value of $74)
73	0.15%, 01/31/2013		73
	UBS Securities, Inc. Repurchase Agreement (maturing on 02/01/2013 in the amount of $1, collateralized by U.S. Treasury Note 0.63%, 2017, value of $1)
1	0.12%, 01/31/2013		1
	UBS Securities, Inc. TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $11, collateralized by FHLMC 3.00% - 4.00%, 2026 - 2042, FNMA 2.50% - 5.00%, 2027 - 2042, value of $11)
11	0.15%, 01/31/2013		11
			429
	Total short-term investments
	(cost $429)		$429

	Total investments
	(cost $106,558) ▲	98.6%	$117,797
	Other assets and liabilities	1.4%	1,703
	Total net assets	100.0%	$119,500

2

The Hartford Value Opportunities Fund
Schedule of Investments ― (continued)
January 31, 2013 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At January 31, 2013, the cost of securities for federal income tax purposes was $107,710 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$14,606
Unrealized Depreciation	(4,519)
Net Unrealized Appreciation	$10,087

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company's Board of Directors. At January 31, 2013, the aggregate value of these securities was $846, which represents 0.7% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Non-income producing.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these issues are determined to be liquid. At January 31, 2013, the aggregate value of these securities was $5, which rounds to zero percent of total net assets.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $83 at January 31, 2013.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.
⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
08/2011	572	Allstar LLC	$338
03/2007	74	Solar Cayman Ltd. - 144A	22

At January 31, 2013, the aggregate value of these securities was $846, which represents 0.7% of total net assets.

Foreign Currency Contracts Outstanding at January 31, 2013

Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Unrealized Appreciation/ (Depreciation)
EUR	Sell	02/05/2013	BNP	$618	$618	$–
GBP	Buy	02/05/2013	SCB	482	482	–
						$–

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

3

The Hartford Value Opportunities Fund
Schedule of Investments ― (continued)
January 31, 2013 (Unaudited)
(000’s Omitted)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BNP	BNP Paribas Securities
SCB	Standard Chartered Bank

Currency Abbreviations:
EUR	EURO
GBP	British Pound

Other Abbreviations:
ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REIT	Real Estate Investment Trust

Investment Valuation Hierarchy Level Summary

January 31, 2013

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$117,368	$107,280	$9,242	$846
Short-Term Investments	429	–	429	–
Total	$117,797	$107,280	$9,671	$846
Liabilities:
Foreign Currency Contracts *	–	–	–	–
Total	$–	$–	$–	$–

♦	For the three-month period ended January 31, 2013, investments valued at $794 were transferred from Level 2 to Level 1, and there were no transfers from Level 1 to Level 2. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:
1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
3)	Equity investments with no observable trading but a bid or close price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2012	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of January 31, 2013
Assets:
Common Stocks	$1,008	$—	$82	*	$—	$—	$(244)	$—	$—	$846
Total	$1,008	$—	$82		$—	$—	$(244)	$—	$—	$846

*	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at January 31, 2013 was $82.

4

Item 2. Controls and Procedures.

(a) Based on an evaluation of the Registrant's Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report, the Disclosure Controls and Procedures are effectively designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the date of this report, including ensuring that information required to be disclosed in the report is accumulated and communicated to the Registrant's management, including the Registrant's officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits.

(a)	Section 302 certifications of the principal executive officer and principal financial officer of Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE HARTFORD MUTUAL FUNDS II, INC.

Date: March 18, 2013	By:	/s/ James E. Davey
James E. Davey
Its: President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: March 18, 2013	By:	/s/ James E. Davey
James E. Davey
Its: President

Date: March 18, 2013	By:	/s/ Mark A. Annoni
Mark A. Annoni
Its: Vice President, Treasurer and Controller

EXHIBIT LIST

99.CERT	Certifications

(i) Section 302 certification of principal executive officer

(ii) Section 302 certification of principal financial officer